ACQUISITIONS AND DIVESTITURES - Schedule of Fair Values of the Assets Acquired and the Liabilities Assumed in the Business Combination (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets:
Goodwill	$ 9,517,143	$ 4,677,270	$ 4,417,315
Redeemable non-controlling interests	215,458	253,079
FlightScope [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			1,042
Accounts receivable			475
Deferred costs			94
Other current assets			1,640
Property, buildings and equipment			1,089
Right of use assets			1,272
Investments			0
Other assets			1,056
Intangible assets:
Goodwill			33,550
Accounts payable and accrued expenses			(806)
Other current liabilities			(187)
Operating lease liability			(1,272)
Deferred revenue			(631)
Debt			0
Other long-term liabilities			(4,334)
Net assets acquired			51,088
FlightScope [Member] | Trade names [Member]
Intangible assets:
Acquisition intangible assets			0
FlightScope [Member] | Customer relationships [Member]
Intangible assets:
Acquisition intangible assets			2,700
FlightScope [Member] | Internally developed software [Member]
Intangible assets:
Acquisition intangible assets			15,400
FlightScope [Member] | Other [Member]
Intangible assets:
Acquisition intangible assets			0
NCSA [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			3,655
Accounts receivable			5,619
Deferred costs			1,096
Other current assets			10,238
Property, buildings and equipment			2,804
Right of use assets			4,951
Investments			0
Other assets			5,472
Intangible assets:
Goodwill			214,106
Accounts payable and accrued expenses			(20,855)
Other current liabilities			(10,318)
Operating lease liability			(4,951)
Deferred revenue			(51,617)
Debt			0
Other long-term liabilities			(31,603)
Net assets acquired			196,797
NCSA [Member] | Trade names [Member]
Intangible assets:
Acquisition intangible assets			21,100
NCSA [Member] | Customer relationships [Member]
Intangible assets:
Acquisition intangible assets			10,000
NCSA [Member] | Internally developed software [Member]
Intangible assets:
Acquisition intangible assets			37,100
NCSA [Member] | Other [Member]
Intangible assets:
Acquisition intangible assets			0
Mailman [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			16,598
Accounts receivable			11,292
Deferred costs			476
Other current assets			1,713
Property, buildings and equipment			585
Right of use assets			359
Investments			1,239
Other assets			2,085
Intangible assets:
Goodwill			22,342
Accounts payable and accrued expenses			(16,255)
Other current liabilities			(1,606)
Operating lease liability			(359)
Deferred revenue			(972)
Debt			(4,338)
Other long-term liabilities			(3,485)
Net assets acquired			42,874
Mailman [Member] | Trade names [Member]
Intangible assets:
Acquisition intangible assets			800
Mailman [Member] | Customer relationships [Member]
Intangible assets:
Acquisition intangible assets			12,400
Mailman [Member] | Internally developed software [Member]
Intangible assets:
Acquisition intangible assets			0
Mailman [Member] | Other [Member]
Intangible assets:
Acquisition intangible assets			0
Diamond Baseball Holdings [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		0
Accounts receivable		89
Deferred costs		0
Other current assets		491
Property, buildings and equipment		4,403
Right of use assets		7,270
Investments		0
Deferred Income taxes		0
Other assets		103
Intangible assets:
Goodwill		25,585
Accounts payable and accrued expenses		(93)
Other current liabilities		(56)
Operating lease liability		(9,470)
Deferred revenue		(1,455)
Debt		0
Other long-term liabilities		0
Redeemable non-controlling interests		0
Net assets acquired		64,237
Diamond Baseball Holdings [Member] | Trade names [Member]
Intangible assets:
Acquisition intangible assets		0
Diamond Baseball Holdings [Member] | Customer relationships [Member]
Intangible assets:
Acquisition intangible assets		1,960
Diamond Baseball Holdings [Member] | Internally developed software [Member]
Intangible assets:
Acquisition intangible assets		0
Diamond Baseball Holdings [Member] | Owned events [Member]
Intangible assets:
Acquisition intangible assets		0
Diamond Baseball Holdings [Member] | Other [Member]
Intangible assets:
Acquisition intangible assets		35,410
DBH 2021 Acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			1,133
Accounts receivable			1,027
Deferred costs			0
Other current assets			1,565
Property, buildings and equipment			5,425
Right of use assets			37,087
Investments			0
Other assets			942
Intangible assets:
Goodwill			66,379
Accounts payable and accrued expenses			(2,287)
Other current liabilities			(171)
Operating lease liability			(31,487)
Deferred revenue			(4,720)
Debt			(250)
Other long-term liabilities			(1,754)
Net assets acquired			178,839
DBH 2021 Acquisition [Member] | Trade names [Member]
Intangible assets:
Acquisition intangible assets			0
DBH 2021 Acquisition [Member] | Customer relationships [Member]
Intangible assets:
Acquisition intangible assets			8,540
DBH 2021 Acquisition [Member] | Internally developed software [Member]
Intangible assets:
Acquisition intangible assets			0
DBH 2021 Acquisition [Member] | Other [Member]
Intangible assets:
Acquisition intangible assets			$ 97,410
Mutua Madrid Open [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		18,659
Accounts receivable		2,123
Deferred costs		1,124
Other current assets		470
Property, buildings and equipment		162
Right of use assets		0
Investments		0
Deferred Income taxes		0
Other assets		381
Intangible assets:
Goodwill		14,419
Accounts payable and accrued expenses		(1,609)
Other current liabilities		0
Operating lease liability		0
Deferred revenue		(20,780)
Debt		0
Other long-term liabilities		(3,508)
Redeemable non-controlling interests		0
Net assets acquired		418,511
Mutua Madrid Open [Member] | Trade names [Member]
Intangible assets:
Acquisition intangible assets		0
Mutua Madrid Open [Member] | Customer relationships [Member]
Intangible assets:
Acquisition intangible assets		0
Mutua Madrid Open [Member] | Internally developed software [Member]
Intangible assets:
Acquisition intangible assets		0
Mutua Madrid Open [Member] | Owned events [Member]
Intangible assets:
Acquisition intangible assets		407,070
Mutua Madrid Open [Member] | Other [Member]
Intangible assets:
Acquisition intangible assets		0
World Wrestling Entertainment [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	381,153
Accounts receivable	105,237
Other current assets	89,256
Property, buildings and equipment	398,004
Right of use assets	12,337
Investments	12,007
Other assets	283,287
Intangible assets:
Goodwill	5,063,775
Accounts payable and accrued expenses	(124,280)
Operating lease liability	(12,224)
Deferred revenue	(54,190)
Deferred tax liabilities	(663,100)
Debt	(16,934)
Other long-term liabilities	(258,467)
Net assets acquired	8,432,061
World Wrestling Entertainment [Member] | Trade names [Member]
Intangible assets:
Acquisition intangible assets	2,188,200
World Wrestling Entertainment [Member] | Customer relationships [Member]
Intangible assets:
Acquisition intangible assets	899,700
World Wrestling Entertainment [Member] | Internally developed software [Member]
Intangible assets:
Acquisition intangible assets	30,000
World Wrestling Entertainment [Member] | Other [Member]
Intangible assets:
Acquisition intangible assets	$ 98,300
Barrett Jackson Holdings Llc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		10,783
Accounts receivable		1,706
Deferred costs		0
Other current assets		1,386
Property, buildings and equipment		4,290
Right of use assets		6,828
Investments		0
Other assets		0
Intangible assets:
Goodwill		331,150
Accounts payable and accrued expenses		(7,009)
Other current liabilities		0
Operating lease liability		(4,458)
Deferred revenue		(667)
Debt		(11,439)
Other long-term liabilities		0
Redeemable non-controlling interests		(210,150)
Net assets acquired		256,920
Barrett Jackson Holdings Llc [Member] | Trade names [Member]
Intangible assets:
Acquisition intangible assets		120,900
Barrett Jackson Holdings Llc [Member] | Customer relationships [Member]
Intangible assets:
Acquisition intangible assets		12,300
Barrett Jackson Holdings Llc [Member] | Internally developed software [Member]
Intangible assets:
Acquisition intangible assets		1,300
Barrett Jackson Holdings Llc [Member] | Owned events [Member]
Intangible assets:
Acquisition intangible assets		0
Barrett Jackson Holdings Llc [Member] | Other [Member]
Intangible assets:
Acquisition intangible assets		0
OpenBet [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		49,795
Accounts receivable		50,170
Deferred costs		0
Other current assets		12,237
Property, buildings and equipment		4,961
Right of use assets		8,401
Investments		1,100
Deferred Income taxes		1,281
Other assets		5,971
Intangible assets:
Goodwill		470,029
Accounts payable and accrued expenses		(13,324)
Other current liabilities		(13,085)
Operating lease liability		(8,401)
Deferred revenue		(3,756)
Debt		0
Other long-term liabilities		(75,892)
Redeemable non-controlling interests		0
Net assets acquired		843,787
OpenBet [Member] | Trade names [Member]
Intangible assets:
Acquisition intangible assets		67,000
OpenBet [Member] | Customer relationships [Member]
Intangible assets:
Acquisition intangible assets		134,000
OpenBet [Member] | Internally developed software [Member]
Intangible assets:
Acquisition intangible assets		139,000
OpenBet [Member] | Owned events [Member]
Intangible assets:
Acquisition intangible assets		0
OpenBet [Member] | Other [Member]
Intangible assets:
Acquisition intangible assets		$ 14,300